Offerings	Jul. 30, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 920,620,688.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 140,947.03
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, Aurora Innovation, Inc. (the "Registrant") initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form S-3ASR (File No. 333-284133) filed with the Securities and Exchange Commission on January 3, 2025 (the "Registration Statement"). This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in the Registration Statement.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 79,379,312.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-284133
Carry Forward Initial Effective Date	Jan. 03, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 12,152.97
Offering Note	As of the date hereof, shares of Class A Common Stock having an aggregate offering price of $79,379,312 remain unsold (the "Unsold Securities") under the Original Prospectus Supplement. The shares of Class A Common Stock being registered pursuant to this Amendment No. 1, dated July 30, 2025, to the Original Prospectus Supplement include the Unsold Securities. The filing fee with respect to such Unsold Securities, totaling $12,152.97, was previously paid with the filing of the Original Prospectus Supplement and will continue to be applied to the Unsold Securities registered hereunder.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.00001 per share
Maximum Aggregate Offering Price	$ 500,000,000.00
Amount of Registration Fee	$ 76,550.00
Offering Note	The Registrant filed a prospectus supplement, dated February 14, 2025 (the "Original Prospectus Supplement"), to the Registration Statement under Rule 424(b)(5), pursuant to which it registered the offer and sale of the Registrant's Class A Common Stock, par value $0.00001 per share (the "Class A Common Stock"), having an aggregate offering price of up to $500,000,000. In connection with the filing of the Original Prospectus Supplement, the Registrant paid a net filing fee of $22,380.80.